Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	Cash and cash equivalents

(in thousands of USD)	December 31, 2021	December 31, 2020
Bank deposits	—	—
Cash at bank and in hand	152,528	161,478
TOTAL	152,528	161,478
No bank deposits were held at December 31, 2021 and December 31, 2020 due to very low interest rates. All cash is in different banks which all have a high credit rating.